Supplemental Information Condensed Financial Information for the Three Months Ended December 31, 2023 - Schedule of Condensed Consolidated Statement of Cash Flows (Details) - Supplemental Information Condensed Financial Information [Member]
3 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Condensed Consolidated Statement of Cash Flows [Line Items]
Net loss	$ (8,928,095)
Net loss from discontinued operations	(6,120,878)
Net loss from continuing operations	(2,807,217)
Adjustments to reconcile net loss to net cash used in operating activities	69,064
Changes in operating assets and liabilities	4,784,982
Net cash provided by operating activities, continuing operations	2,046,829
Net cash used in operating activities, discontinued operations	(2,784,660)
NET CASH USED IN OPERATING ACTIVITIES	(737,831)
Net cash provided by investing activities, continuing operations
Net cash provided by investing activities, discontinued operations	130,137
NET CASH PROVIDED BY INVESTING ACTIVITIES	130,137
Net cash provided by financing activities, continuing operations	773,161
Net cash used in financing activities, discontinued operations	(26,990)
NET CASH PROVIDED BY FINANCING ACTIVITIES	746,171
EFFECT OF EXCHANGE RATE ON CASH – DISCONTINUED OPERATIONS	33,314
NET CHANGE IN CASH	171,791
Cash, including cash from discontinued operations - beginning of period	691,819
Cash, including cash from discontinued operations - end of period	863,610
Less: cash from discontinued operations	812,229
Cash – end of period from continuing operations	$ 51,381